Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 227,031
Amortization of intangible assets	88,432	$ 95,048
Intangible assets other than goodwill at end of period	159,542	227,031
Acquired software technologies
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	67,003
Intangible assets other than goodwill at end of period	36,210	67,003
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	145,243
Intangible assets other than goodwill at end of period	90,622	145,243
Capitalized software technologies
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	14,785
Intangible assets other than goodwill at end of period	32,710	14,785
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	571,124	561,298
Additions	19,259	10,516
Acquired through business combinations	1,493
Exchange differences	(534)	(690)
Intangible assets other than goodwill at end of period	591,342	571,124
Gross carrying amount | Acquired software technologies
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	212,649	212,842
Additions	0	0
Acquired through business combinations	826
Exchange differences	(183)	(193)
Intangible assets other than goodwill at end of period	213,292	212,649
Gross carrying amount | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	343,690	344,187
Additions	0	0
Acquired through business combinations	667
Exchange differences	(351)	(497)
Intangible assets other than goodwill at end of period	344,006	343,690
Gross carrying amount | Capitalized software technologies
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	14,785	4,269
Additions	19,259	10,516
Acquired through business combinations	0
Exchange differences	0	0
Intangible assets other than goodwill at end of period	34,044	14,785
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(344,093)	(249,848)
Exchange differences	(725)	(803)
Amortization of intangible assets	88,432	95,048
Intangible assets other than goodwill at end of period	(431,800)	(344,093)
Accumulated depreciation | Acquired software technologies
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(145,646)	(109,417)
Exchange differences	(183)	(193)
Amortization of intangible assets	31,619	36,422
Intangible assets other than goodwill at end of period	(177,082)	(145,646)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(198,447)	(140,431)
Exchange differences	(542)	(610)
Amortization of intangible assets	55,479	58,626
Intangible assets other than goodwill at end of period	(253,384)	(198,447)
Accumulated depreciation | Capitalized software technologies
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0
Exchange differences	0	0
Amortization of intangible assets	1,334	0
Intangible assets other than goodwill at end of period	$ (1,334)	$ 0